UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10609
Investment Company Act File Number
SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certificaions

Item 1. Schedule of Investments

SMID-Cap Portfolio	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.1%

Security	Shares	Value

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	12,210	$406,227

		$406,227

Capital Markets — 8.0%
Affiliated Managers Group, Inc. (1)	42,840	$1,795,853
SEI Investments Co.	94,960	1,491,822

		$3,287,675

Commercial Banks — 2.4%
City National Corp.	7,620	$371,094
Cullen/Frost Bankers, Inc.	5,890	298,505
Synovus Financial Corp.	37,860	314,238

		$983,837

Commercial Services & Supplies — 2.2%
Copart, Inc. (1)	33,330	$906,243

		$906,243

Construction & Engineering — 1.5%
Jacobs Engineering Group, Inc. (1)	13,160	$632,996

		$632,996

Containers & Packaging — 2.5%
AptarGroup, Inc.	28,620	$1,008,569

		$1,008,569

Distributors — 1.6%
LKQ Corp. (1)	56,820	$662,521

		$662,521

Electrical Equipment — 2.0%
AMETEK, Inc.	27,040	$816,878

		$816,878

Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	20,490	$491,350
Mettler Toledo International, Inc. (1)	11,850	798,690
National Instruments Corp.	23,850	580,986

		$1,871,026

Energy Equipment & Services — 2.5%
Dril-Quip, Inc. (1)	19,850	$407,123
Oceaneering International, Inc. (1)	22,010	641,371

		$1,048,494

Food Products — 1.9%
McCormick & Co., Inc.	24,050	$766,233

		$766,233

1

Security	Shares	Value

Gas Utilities — 2.0%
Energen Corp.	28,230	$827,986

		$827,986

Health Care Equipment & Supplies — 4.0%
DENTSPLY International, Inc.	33,100	$934,744
Varian Medical Systems, Inc. (1)	20,210	708,158

		$1,642,902

Health Care Providers & Services — 2.5%
Henry Schein, Inc. (1)	27,620	$1,013,378

		$1,013,378

Hotels, Restaurants & Leisure — 3.0%
Sonic Corp. (1)	102,620	$1,248,885

		$1,248,885

Household Durables — 1.5%
Mohawk Industries, Inc. (1)	13,980	$600,721

		$600,721

Household Products — 1.0%
Church & Dwight Co., Inc.	7,430	$416,972

		$416,972

Insurance — 9.8%
Brown and Brown, Inc.	22,860	$477,774
HCC Insurance Holdings, Inc.	47,760	1,277,580
Markel Corp. (1)	5,566	1,664,234
RLI Corp.	9,720	594,475

		$4,014,063

IT Services — 1.7%
Total System Services, Inc.	50,630	$708,820

		$708,820

Life Sciences Tools & Services — 3.4%
Bio-Rad Laboratories, Inc., Class A (1)	12,430	$936,103
Covance, Inc. (1)	10,050	462,602

		$1,398,705

Machinery — 5.7%
Donaldson Co., Inc.	9,200	$309,580
Graco, Inc.	25,260	599,420
IDEX Corp.	35,340	853,461
Matthews International Corp., Class A	15,980	586,146

		$2,348,607

Marine — 1.9%
Kirby Corp. (1)	28,650	$783,864

		$783,864

Media — 3.8%
John Wiley & Sons, Inc., Class A	17,260	$614,111
Morningstar, Inc. (1)	26,340	935,070

		$1,549,181

Personal Products — 2.7%
Alberto-Culver Co.	44,700	$1,095,597

		$1,095,597

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc., Class A	88,330	$591,811

		$591,811

2

Security	Shares	Value

Road & Rail — 2.3%
Landstar System, Inc.	25,050	$962,672

		$962,672

Software — 10.4%
ANSYS, Inc. (1)	28,180	$785,940
Blackbaud, Inc.	61,260	827,010
FactSet Research Systems, Inc.	24,430	1,080,783
Fair Isaac Corp.	52,340	882,452
Jack Henry & Associates, Inc.	37,380	725,546

		$4,301,731

Specialty Retail — 8.9%
Aaron Rents, Inc.	35,630	$948,471
CarMax, Inc. (1)	52,390	412,833
O’Reilly Automotive, Inc. (1)	41,210	1,266,795
Sally Beauty Holdings, Inc. (1)	71,020	404,104
Tiffany & Co.	26,690	630,685

		$3,662,888

Trading Companies & Distributors — 1.0%
Fastenal Co.	11,970	$417,155

		$417,155

Total Common Stocks (identified cost $47,108,329)		$39,976,637

Total Investments — 97.1% (identified cost $47,108,329)		$39,976,637

Other Assets, Less Liabilities — 2.9%		$1,193,645

Net Assets — 100.0%		$41,170,282

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at December 31, 2008.
The cost and unrealized appreciation (depreciation) of the investments of the Portfolio at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,258,923

Gross unrealized appreciation	$1,608,889
Gross unrealized depreciation	(8,891,175)

Net unrealized depreciation	$(7,282,286)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$39,976,637
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$39,976,637

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 25, 2009